Disposal group held for sale and disposal of subsidiaries - Additional Information (Detail) ₨ in Millions, $ in Millions							12 Months Ended
	Mar. 19, 2025 INR (₨)	Dec. 19, 2024 INR (₨) Mws	Jun. 21, 2024 INR (₨)	Jan. 08, 2024 INR (₨) Mws	Dec. 30, 2023 INR (₨)	Apr. 24, 2023 INR (₨) Mws	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Assets							₨ 959,799	₨ 873,935		$ 11,235
Liabilities							828,687	752,238		$ 9,700
ReNew Sun Waves Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary		₨ 5,196
Net assets		2,125
Gain (loss) on disposal of assets		₨ 3,071
Cash contributed from (used in) operating activities by disposed group							1,570	1,722
Cash contributed from (used in) investing activities by disposed group							791	920
Cash contributed from (used in) financing activities by disposed group							1,962	929
Climate Connect Digital Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary			₨ 4
Net assets			(13)
Gain (loss) on disposal of assets			₨ 17
Regent Climate Connect Knowledge Solutions Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary	₨ 57
Assets	95
Liabilities	₨ 41
Renew Solar Urja Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws		300		300
Total consideration for sale of subsidiary		₨ 5,196		₨ 5,283
Net assets		2,125		1,945
Gain (loss) on disposal of assets		₨ 3,071		₨ 3,338
Cash contributed from (used in) operating activities by disposed group								1,468	₨ 1,956
Cash contributed from (used in) investing activities by disposed group								491	1,695
Cash contributed from (used in) financing activities by disposed group								891	271
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws						20
Total consideration for sale of subsidiary						₨ 1,801	4
Net assets					₨ 13	1,480
Gain (loss) on disposal of assets					₨ 17	₨ 321
Cash contributed from (used in) operating activities by disposed group								564	720
Cash contributed from (used in) investing activities by disposed group								1,909	370
Cash contributed from (used in) financing activities by disposed group								₨ 1,281	₨ 537
3E NV | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Investments							₨ 3,868